Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 12 — Stock Option Plan

In 2010, the Company adopted the 2010 Equity Incentive Plan (the “2010 Plan”), which provides for the grant of restricted stock awards, stock options, and other share-based awards to employees, consultants, and directors. In November 2020, the Company’s Board of Directors extended the term of the 2010 Plan to July 1, 2021. In 2021, the Company adopted the 2020 Equity Incentive Plan (the “2020 Plan”), which provides for the grant of restricted stock awards, incentive and non-statutory stock options, and other share-based awards to employees, consultants, and directors. In June 2023, the 2020 Plan was amended, as approved by shareholders, to increase the common shares reserved for issuance under the plan by 100,000 shares. As of September 30, 2023, there is an aggregate of 182,500 common shares reserved for issuance under the 2020 Plan. All options granted to date have a ten year contractual life and vesting terms of four years. In general, vested options expire if not exercised 90 days after termination of service. A total of 67,042 shares of common stock remained available for future issuance under the 2020 Plan as of November 2, 2023. Forfeitures are accounted for as it occurs.

Stock-based compensation expense recognized in selling, general, and administrative, and research and development are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Options	$663,369	$633,883	$2,014,240	$1,959,648
Restricted stock	423,928	377,790	1,409,735	2,178,883
Stock options – modified options	9,721	16,791	33,971	55,307
Profit interest units	31,226	152,315	(260,475)	293,165
Total	$1,128,244	$1,180,779	$3,197,471	$4,487,003

The following is a summary of the stock option activity under the 2010 Plan for the nine months ended September 30, 2023:

	Shares	Weighted- Average Exercise Price per Share ($)	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding – December 31, 2022	21,338	116.40	5.70	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(210)	278.80	—	—
Expired/Cancelled	(2,013)	213.60	—	—
Outstanding – September 30, 2023	19,115	103.20	3.77	—
Options Exercisable at September 30, 2023	18,811	99.60	3.72	—
Option Vested at September 30, 2023	18,811	99.60	3.72	—

The weighted-average grant-date fair value of options granted during the nine months ended September 30, 2023 was zero.

The following is a summary of the stock option activity under the 2020 Plan for the nine months ended September 30, 2023:

	Shares	Weighted- Average Exercise Price per Share ($)	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding – December 31, 2022	42,778	468.40	8.46	—
Granted	2,895	22.80	—	—
Exercised	—	—	—	—
Forfeited	(927)	282.80	—	—
Expired/Cancelled	(495)	362.00	—	—
Outstanding – September 30, 2023	44,251	444.40	7.81	—
Options Exercisable at September 30, 2023	22,827	516.40	7.50	—
Option Vested at September 30, 2023	22,827	444.40	7.50	—

The weighted-average grant-date fair value of options granted during the nine months ended September 30, 2023 was $22.80.

During the year ended December 31, 2021, 41,000 options were modified to lower the exercise price by $24.00 per share, which resulted in $246,000 of incremental compensation cost to be recognized over the remaining vesting period. The amount of additional compensation expense for the three and nine months ended September 30, 2023, was $9,721 and $33,971, respectively. The amount of additional compensation expense for the three and nine months ended September 30, 2022, was $16,791 and $55,307, respectively.

Other Information:

	Nine Months Ended September 30,
	2023	2022
Amount received from option exercised	$—	$209,280
	September 30, 2023	Weighted average remaining recognition period
Total unrecognized options compensation costs	$3,966,817	1.63

No amounts relating to the Plan have been capitalized. Compensation cost is recognized over the requisite service period based on the fair value of the options.

A summary of the status of the Company’s nonvested restricted stock units as of December 31, 2022, and changes during the nine months ended September 30, 2023, is presented below:

	Shares	Weighted-Average Grant Date Fair Value ($)
Nonvested at December 31, 2022	10,906	257.20
Granted(1)	72,567	22.40
Vested/Release	(71,666)	44.00
Cancelled/Forfeited	(1,446)	184.40
Nonvested and Outstanding at September 30, 2023	10,361	99.20

(1)      Includes 54,605 shares awarded for the 2022 employee annual bonus with fair value of $1,215,957 issued during the second quarter ended September 30, 2023.

As of September 30, 2023, there was $631,929 of total unrecognized compensation cost related to nonvested restricted stock. The Company expects to recognize this compensation cost over a remaining weighted-average period of approximately 0.84 years.

Note 12 — Stock-Based Compensation

In 2010, the Company adopted the 2010 Equity Incentive Plan (the “2010 Plan”), which provides for the grant of restricted stock awards, stock options, and other share-based awards to employees, consultants, and directors. In November 2020, the Company’s Board of Directors extended the term of the 2010 Plan to July 1, 2021. In 2021, the Company adopted the 2020 Equity Incentive Plan (the “2020 Plan”), which provides for the grant of restricted stock awards, incentive and non-statutory stock options, and other share-based awards to employees, consultants, and directors. As of December 31, 2022, there is an aggregate of 82,500 common shares reserved for issuance under the 2020 Plan. All options granted to date have a ten year contractual life and vesting terms of four years. In general, vested options expire if not exercised at termination of service. As of December 31, 2022, a total of 17,863 shares of common stock remained available for future issuance under the 2020 Plan.

Stock-based compensation expense recognized in selling, general, and administrative, and research and development are as follows:

	Years Ended December 31,
	2022	2021
Options	$2,634,486	$2,643,242
Restricted stock	2,395,580	1,514,120
Total	$5,030,066	$4,157,362

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. Fair value is estimated at the date of grant for employee and nonemployee options. The following assumptions were used in the Black-Scholes option pricing model to calculate the fair value of stock options granted for the year ended December 31, 2022 the 2020 Plan.

2020 Plan
Expected life of options (in years)(1)	6.1
Dividend yield(2)	0%
Risk-free interest rate(3)	2.75%
Volatility(4)	56.2%

____________

(1)      The expected life of options is the average of the contractual term of the options and the vesting period.

(2)      No cash dividends have been declared on the Company’s common stock since the Company’s inception, and the Company currently does not anticipate declaring or paying cash dividends over the expected life of the options.

(3)      The risk-free interest rate is based on the yields on U.S. Treasury debt securities with maturities approximating the estimated life of the options.

(4)      Volatility is estimated by management. As the Company has been a private company for most of its existence, there is not enough historical volatility data related to the Company’s Common stock as a public entity. Therefore, this estimate is based on the average volatility of certain public company peers within the Company’s industry.

The following is a summary of the stock option activity under the 2010 Plan, as converted to the Company’s shares due to the Reverse Recapitalization, for the year ended December 31, 2022:

	Shares	Weighted- Average Exercise Price per Share ($)	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding – December 31, 2021	25,876	128.40	5.90	5,688,501
Granted	—	—	—	—
Exercised	(1,493)	83.60	—	—
Forfeited	(1,532)	313.60	—	—
Expired/Cancelled	(1,513)	177.60	—	—
Outstanding – December 31, 2022	21,338	116.40	5.70	—
Options Exercisable at December 31, 2022	19,935	102.80	4.44	—
Option Vested at December 31, 2022	19,935	102.80	4.44	—

There were no options granted during the year ended December 31, 2022.

The following is a summary of the stock option activity under the 2020 Plan for the year ended December 31, 2022:

	Shares	Weighted- Average Exercise Price per Share ($)	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding – December 31, 2021	40,071	527.20	9.27	46,920
Granted	8,810	174.40	$—	—
Exercised	—	—	—	—
Forfeited	(6,033)	401.60	—	—
Expired/Cancelled	(70)	330.00	—	—
Outstanding – December 31, 2022	42,778	468.40	8.46	—
Options Exercisable at December 31, 2022	—	—	—	—
Option Vested at December 31, 2022	15,226	535.20	8.17	—

The weighted-average grant-date fair value of options granted during the year ended December 31, 2022 was $94.00.

During the year ended December 31, 2021, 41,000 options were modified to lower the exercise price by $24.00 per share, which will result in $246,000 of incremental compensation cost to be recognized over the remaining vesting period. The amount of additional compensation expense for the year ended December 31, 2022 and December 31, 2021, respectively, was $68,049 and $62,449, respectively.

Other Information:

	Years Ended December 31,
	2022	2021
Amount received from option exercised	$245,748	$576,528
	December 31, 2022	Weighted average remaining recognition period
Total unrecognized options compensation costs	$6,195,461	2.55

No amounts relating to the 2010 Plan or 2020 Plan have been capitalized.

A summary of the status of the Company’s nonvested restricted stock units as of December 31, 2021, and changes during the year ended December 31, 2022, is presented below:

	Shares	Weighted- Average Grant Date Fair Value ($)
Nonvested at December 31, 2021	8,845	440.00
Granted	12,585	122.80
Vested/Release	(9,962)	244.80
Cancelled/Forfeited	(561)	348.80
Nonvested and Outstanding at December 31, 2022	10,907	257.20

As of December 31, 2022, there was $1,830,932 of total unrecognized compensation cost related to nonvested restricted stock. The Company expects to recognize this compensation cost over a remaining weighted-average period of approximately 1.04 years.